SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

41.  SUBSEQUENT EVENTS

On March 30, 2018. the company cooperated with Renova, a listing company in Japan, and NEC Capital, and invested to a 40.8 MW project in Japan. And the company invested JPY529 million (US$4.7 million) for 45% of the distribution of profit or loss. This project is expected to complete in October 2021.